Other long term obligations - Other liabilities and obligations (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	CAD 38	CAD 145
Amortization of deferred lease inducements	(28)	(107)
Balance, end of year	38	145	CAD 10	CAD 38
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	678	617
Accretion expense	66	61
Balance, end of year	CAD 744	678
Estimated undiscounted cash flows required to settle obligation			CAD 1,084	CAD 1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Deferred Gain on Sale Leaseback [Roll Forward]
Balance, beginning of year	CAD 3,199	780
Addition	5,155	2,792
Amortization of deferred gain on sale-leaseback	(700)	(373)
Balance, end of year	CAD 7,654	CAD 3,199